Investment in Joint Venture (Narrative) (Details) $ in Thousands	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) oz	Jul. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) oz	Dec. 31, 2017 USD ($) oz	Dec. 31, 2013 oz
Statements [Line Items]
Percentage of interest accounted for using equity method		100.00%		100.00%
Share of profit (loss) of joint ventures accounted for using equity method				$ (1,050)
Amount of gold sold in period | oz				125,687	206,079
Revenue from sale of silver			$ 500		$ 700
Production cost percentage incurred				100.00%
Production costs				$ 79,008	116,628
Gains (losses) recognised when control of subsidiary is lost				(143,261)
Reclamation deposit					1,837
Depreciation and depletion expense				41,944	64,153
Depreciation and depletion expense allocated to cost of inventories				$ (15,934)	2,345
Asanko Gold Mine (AGM) [Member]
Statements [Line Items]
Percentage of interest accounted for using equity method		45.00%		45.00%
Share of profit (loss) of joint ventures accounted for using equity method				$ (1,050)
Percentage of share in net earnings		45.00%
Production costs		$ 79,039	79,008	158,047
Gains (losses) recognised when control of subsidiary is lost	$ (126,897)
Initial security reclamation deposit		8,500		8,500
Reclamation deposit		1,884		1,884
Reclamation deposit accrued interest		1,900		1,900	1,800
Deferred stripping costs to depletable mineral interests		14,200
Depletion expense		14,600
Depreciation and depletion expense		34,329	41,944	76,273
Depreciation and depletion expense allocated to cost of inventories		9,250	$ 15,934	25,184
Undiscounted cash flow amount of total obligation		50,400		50,400	45,500
Estimated present value of obligation		$ 34,000		$ 34,000	$ 30,800
Actuarial assumption of discount rates		2.78%		2.78%	2.49%
Actuarial assumption of expected rates of inflation		1.43%		1.43%	1.70%
Asanko Gold Mine (AGM) [Member]
Statements [Line Items]
Adjustment to carrying value of stockpile inventory		$ 15,700
Production costs		9,900
Percent of gross revenue royalty payable				5.00%
Additional percentage of net smelter return royalty payable				2.00%
Depreciation and depletion expense allocated to cost of inventories		$ 5,800
Asanko Gold Mine (AGM) [Member] | RK Mine Finance Trust I ("Red Kite") | Offtake agreement [Member]
Statements [Line Items]
Percentage of sale of future gold production						100.00%
Maximum amount of sale of future gold production | oz						2,200,000
Percentage of payment for value of gold						100.00%
Provisional payment percent of estimated value						90.00%
Amount of gold sold in period | oz				227,772	206,079
Revenue from sale of silver				$ 900	$ 700
Additional sale of gold related to pre-production activities				$ 1,100
Amount of gold delivered under agreement | oz		590,511		590,511	362,739